Mezzanine Equity and Stockholders' Deficit (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Temporary Equity And Stockholders Equity Note Disclosures [Abstract]
Schedule of Authorized Issued and Outstanding Shares of Convertible Redeemable Preferred Stock and Liquidation Preferences
The authorized, issued and outstanding shares of convertible redeemable preferred stock and liquidation preferences were as follows (in thousands, except share amounts):

September 30, 2022
Series	Authorized Shares	Shares Issued and Outstanding	Liquidation Preference	Carrying Value

Series A	14,497,716	10,678,459	$10,918	$16,953
Series B	11,980,730	5,216,044	8,407	9,578
Series C	18,526,490	10,836,279	23,844	22,761
Series D	45,812,043	44,439,418	294,940	191,841
Series D-2	2,712,109	—	—	—
Series D-3	5,344,476	5,344,476	50,773	49,587
Series E	23,960,873	18,987,106	72,910	51,709
Series E-1	22,286,950	22,286,925	68,465	56,609
Series E-2	23,437,500	6,784,347	7	8,356
Series E-3	17,829,563	1,244,801	1	3,622

Total	186,388,450	125,817,855	$530,265	$411,016

December 31, 2021
Series	Authorized Shares	Shares Issued and Outstanding	Liquidation Preference	Carrying Value
Series A	14,497,716	10,678,459	$10,918	$16,953
Series B	11,980,730	5,119,213	8,251	9,338
Series C	18,526,490	10,836,279	23,844	22,761
Series D	45,812,043	44,439,418	294,940	191,841
Series D-2	2,712,109	—	—	—
Series D-3	5,344,476	5,344,476	50,773	49,587
Series E	23,960,873	18,987,106	74,939	51,709
Series E-1	22,286,950	22,286,925	68,465	56,609
Series E-2	23,437,500	6,784,347	7	8,356
Series E-3	17,829,563	995,924	1	3,214

Total	186,388,450	125,472,147	$532,138	$410,368

The authorized, issued and outstanding shares of convertible redeemable preferred stock and liquidation preferences were as follows (in thousands, except share amounts):

December 31, 2021
Series	Authorized Shares	Shares Issued and Outstanding	Liquidation Preference	Carrying Value
Series A	14,497,716	10,678,459	$10,918	$16,953
Series B	11,980,730	5,119,213	8,251	9,338
Series C	18,526,490	10,836,279	23,844	22,761
Series D	45,812,043	44,439,418	294,940	191,841
Series D-2	2,712,109	—	—	—
Series D-3	5,344,476	5,344,476	50,773	49,587
Series E	23,960,873	18,987,106	74,939	51,709
Series E-1	22,286,950	22,286,925	68,465	56,609
Series E-2	23,437,500	6,784,347	7	8,356
Series E-3	17,829,563	995,924	1	3,214

Total	186,388,450	125,472,147	$532,138	$410,368

December 31, 2020
Series	Authorized Shares	Shares Issued and Outstanding	Liquidation Preference	Carrying Value

Series A	14,497,716	7,702,462	$7,875	$12,093
Series B	11,980,730	4,715,258	7,600	8,582
Series C	18,526,490	10,718,119	22,834	22,508
Series D	45,812,043	44,327,922	293,150	191,328
Series D-2	2,712,109	—	—	—
Series D-3	5,344,476	5,344,476	50,773	49,587
Series E	23,960,873	18,582,697	71,358	51,093
Series E-1	22,286,950	22,286,925	68,465	56,609
Series E-2	23,437,500	6,706,750	7	8,055
Series E-3	17,829,563	—	—	—

Total	186,388,450	120,384,609	$522,062	$399,855

Summary of Issued and Outstanding Shares of Common Stock
The issued and outstanding shares of common stock were as follows:

	September 30, 2022	December 31, 2021

Class B Non-Voting Common Stock	285,937	285,937
Common Stock	61,204,103	57,297,091
Non-Voting Common Stock	22,155,719	22,155,719

Total	83,645,759	79,738,747

The issued and outstanding shares of common stock were as follows:

Year ended December 31,	2021	2020
Class B Non-Voting Common Stock	285,937	285,937
Common Stock	57,297,091	43,294,342
Non-Voting Common Stock	22,155,719	25,765,327

Total	79,738,747	69,345,606

Summary of Shares of Common Stock Reserve for Future Issuance Under the Amended and Restated 2010 Stock Plan
Shares of common stock reserved for future issuance are as follows (in whole shares):

	September 30, 2022	December 31, 2021

Convertible redeemable preferred stock	125,817,855	125,472,147
Stock options and restricted stock units outstanding	19,432,132	18,702,704
Warrants for convertible redeemable preferred stock	28,259,306	28,808,183
Warrants for common stock	374,353	354,353
Shares reserved for future award issuance	8,000,613	3,390,543
Contingent compensation put and call options	—	2,919,582

Total Reserved	181,884,259	179,647,512

Shares of common stock reserved for future issuance under the Amended and Restated 2010 Stock Plan (Stock Plan) are as follows (in whole shares):

Year ended December 31,	2021	2020
Convertible redeemable preferred stock	125,472,147	120,384,609
Stock options and restricted stock units outstanding	18,702,704	26,876,324
Warrants for convertible redeemable preferred stock	28,808,183	29,477,295
Warrants for common stock	354,353	354,353
Shares reserved for future award issuance	3,390,543	8,891,681

Total Reserved	176,727,930	185,984,262